RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Related Party Sale And Rental Transactions Disclosure [Text Block]
NOTE 16. RELATED PARTY TRANSACTIONS

1. Sales to related parties:

	For the years ended september 30
	2014	2013	2012
	US$('000)	US$('000)	US$('000)

Xi'an Hu Country Yuxing Agriculture Technology Development Co., Ltd	$-	$191	$-
Shaanxi TechTeam Jinong Humic Acid Product Co., Ltd	$-	$1	$
Total	$-	$192	$-

In August 2010, Xi’an Hu County Yuxing Agriculture Technology Development Co., Ltd (“Yuxing”), a company under common control of Mr. Tao Li , entered into an agreement with the Company, pursuant to which the Company is responsible for developing certain electronic control systems for Yuxing. The total contracted value of this agreement, including value-added taxes and other taxes, is RMB3,030,000, or approximately US$458,000. For the year ended September 30, 2011, approximately 30% of the contract amount was recognized as revenue, and the payment was received. For year ended September 30, 2012, there is no further revenue recognized with Yuxing since the rest of the contract is pending to be performed. For the year ended September 30, 2013, approximately 44% of the contract amount was recognized as revenue. During the year ended September 30, 2014, the contract was terminated based on mutual agreement.

There were no related parties’ sales transactions for the year ended September 30, 2014.

2. Office Rental

For the year ended September 30, 2009, Kingtone Information, the VIE provided its self-owned office space at 3/F, Area A, Block A, No. 18 South Taibai Road, Xi’an 710065, People’s Republic of China to Xi’an Techteam Science and Technology Industry (Group) Co., Ltd. (the “Group Company”), which is controlled by Tao Li, the Company’s Chairman. The Group Company later leased these offices to China Green Agriculture, Inc. (“CGA”) for no consideration for an unspecified term. On September 30, 2010, CGA cancelled the lease agreement with the Group Company without penalty and signed a two year lease starting from July 1, 2010 directly with Kingtone Information. On June 29, 2012, Kingtone Information renewed the lease agreement with CGA for the monthly rent of US$3,867(RMB24,480) for a two-year term starting from July 1, 2012. According the new lease agreement, the monthly rent is approximately US$1,600(RMB10,800). On June 29, 2014, the lease was  renewed with CGA for the monthly rent of US$3,977(RMB24,480) for a two-year term from from July 1, 2014.

	For the years ended September 30,
	2014	2013	2012
	US$(’000)	US$(’000)	US$(’000)
Total rental income	$47,820	$44,467	$26,001

The Company’s Beijing office is located in two Suites (2208 and 2209) at Building 16, An Hui Dong Li, Chaoyang District, Beijing. It covers a combined gross floor space of 184.8 square meters. Tao Li owns this space and allows the Company to use it for no consideration for an unspecified term.